6. Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

Cash and cash equivalents consist of cash, bank accounts and highly liquid short-term investments that are readily convertible into a known amount of cash, with a maturity of three months or less and subject to an insignificant risk of change in value.

	Rate	2019	2018

Cash and banks – Brazil		249	406
Cash and banks – Abroad	(*)	3,109	80
Short-term investments - Brazil	(**)	4,471	3,883
Short-term investments - Abroad	(***)	125	-
		7,954	4,369
(*)	As of December 31, 2019, refers to (i) funds from the Éxito Group acquired on November 27, 2019 according to note nº13, of which R$73 are denominated in Argentina pesos, R$254 are denominated in Uruguayan pesos and R$2,698 in Colombian pesos; (ii) In 2019 and 2018 it includes R$80 deposited in the United States of America in US Dollars
(**)	Refers substantially to highly liquid investments bearing interest at a weighted average rate of 89.94% (85.78% on December 31, 2018) of the Brazilian Interbank Deposit Certificate (“CDI”), maturing in 90 days or less and which are subject to an insignificant change in value.
(***)	Refers to funds invested abroad, of which R$20 are denominated in in Argentinian pesos, R$4 are denominated in Uruguayan pesos and R$101 are denominated in Colombia pesos, as a result of the acquisition of Éxito, to according note 13, maturing in 90 days or less and which are subject to an insignificant change in value